Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2011
Cash Flow Supplemental Table

Cash payments during fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Cash payments:
Interest	¥111,435	¥84,259	¥84,979	$1,022
Income taxes	110,962	43,927	50,153	603